Schedule of Investments (unaudited) December 31, 2019	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 35.7%
Bank of China Ltd., Class H	44,482,000	$19,010,378
China Construction Bank Corp., Class H	56,939,960	49,180,668
China Life Insurance Co. Ltd., Class H	4,309,000	11,972,824
China Merchants Bank Co. Ltd., Class H	2,180,000	11,205,241
China Mobile Ltd.	3,191,500	26,828,621
China Overseas Land & Investment Ltd.	2,164,000	8,429,041
China Petroleum & Chemical Corp., Class H	14,787,600	8,900,876
CNOOC Ltd.	9,322,000	15,505,162
Industrial & Commercial Bank of China Ltd., Class H	45,091,115	34,721,976
Meituan Dianping, Class B(a)	2,039,900	26,677,508
Ping An Insurance Group Co. of China Ltd., Class H	3,096,500	36,600,997
Tencent Holdings Ltd.	3,314,100	159,754,609
Xiaomi Corp., Class B(a)(b)	7,651,800	10,586,309

		419,374,210

Hong Kong — 16.7%
AIA Group Ltd.	6,987,000	73,351,036
CK Asset Holdings Ltd.	1,475,148	10,649,282
CK Hutchison Holdings Ltd.	1,563,148	14,905,657
CLP Holdings Ltd.	1,012,000	10,637,183
Galaxy Entertainment Group Ltd.	1,503,000	11,072,178
Hang Seng Bank Ltd.	421,200	8,703,149
Hong Kong & China Gas Co. Ltd.	5,684,662	11,104,052
Hong Kong Exchanges & Clearing Ltd.	683,000	22,177,032
Link REIT	1,221,000	12,928,014
Sands China Ltd.	1,409,600	7,534,824
Sun Hung Kai Properties Ltd.	849,000	12,999,012

		196,061,419

Singapore — 5.6%
DBS Group Holdings Ltd.	1,034,900	19,918,352
Oversea-Chinese Banking Corp. Ltd.	2,278,474	18,605,321
Singapore Telecommunications Ltd.	4,693,400	11,762,732
United Overseas Bank Ltd.	806,800	15,846,196

		66,132,601

South Korea — 21.3%
Celltrion Inc.(a)	62,379	9,763,154
Hyundai Mobis Co. Ltd.	39,119	8,659,660
Hyundai Motor Co.	82,886	8,636,571
KB Financial Group Inc.(a)	227,097	9,357,233
KT&G Corp.(a)	73,359	5,950,170
LG Chem Ltd.	27,356	7,510,511
NAVER Corp.	84,098	13,562,434
POSCO	40,910	8,366,306
Samsung Electronics Co. Ltd.	2,967,232	143,172,248
Shinhan Financial Group Co. Ltd.(a)	260,363	9,759,813

Security	Shares	Value

South Korea (continued)
SK Hynix Inc.(a)	310,560	$25,270,177

		250,008,277

Taiwan — 18.7%
Cathay Financial Holding Co. Ltd.	4,940,668	7,012,891
Chunghwa Telecom Co. Ltd.	2,193,551	8,049,191
CTBC Financial Holding Co. Ltd.	11,268,359	8,420,164
Formosa Chemicals & Fibre Corp.	2,362,804	6,896,799
Formosa Plastics Corp.	2,519,071	8,386,539
Hon Hai Precision Industry Co. Ltd.	7,224,052	21,881,573
Largan Precision Co. Ltd.	61,000	10,174,467
MediaTek Inc.	849,112	12,562,337
Nan Ya Plastics Corp.	3,229,510	7,842,957
Taiwan Semiconductor Manufacturing Co. Ltd.	10,943,343	120,834,191
Uni-President Enterprises Corp.	2,947,000	7,294,506

		219,355,615

Total Common Stocks — 98.0% (Cost: $962,341,284)		1,150,932,122

Preferred Stocks

South Korea — 1.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	476,580	18,709,613

Total Preferred Stocks — 1.6% (Cost: $17,651,818)		18,709,613

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	649,603	649,603

Total Short-Term Investments — 0.1% (Cost: $649,603)		649,603

Total Investments in Securities — 99.7% (Cost: $980,642,705)		1,170,291,338

Other Assets, Less Liabilities — 0.3%		3,754,623

Net Assets — 100.0%		$1,174,045,961

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,829,243	(16,829,243)	—	$—	$209,076	(a)	$(1,592)	$(1,541)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,051,537	(401,934)	649,603	649,603	17,977		—	—

				$649,603	$227,053		$(1,592)	$(1,541)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,150,932,122	$—	$—	$1,150,932,122
Preferred Stocks	18,709,613	—	—	18,709,613
Money Market Funds	649,603	—	—	649,603

	$1,170,291,338	$—	$—	$1,170,291,338

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2